CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Net loss	$ (38,241)	$ (71,521)
Other comprehensive gain (loss):
Foreign currency translation gain (loss)	(5)	101
Change in unrealized loss on available-for-sale securities	0	(314)
Comprehensive loss	$ (38,246)	$ (71,734)